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                                                              December 20, 2010

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Post-effective amendments under Rule 485(a) to certain Form N-4 registration statements

Dear Ms. Samuel:

This letter accompanies filings we are making today, and responds to your comments on post-effective amendments we filed recently under Rule 485(a) under the Securities Act of 1933 on behalf of Pruco Life Insurance Company ("Pruco Life") and Pruco Life Insurance Company of New Jersey ("PLNJ").

The Form N-4 registration statements being amended are as follows:

  . Pruco Life's and PLNJ's Prudential Premier Retirement Variable Annuities (file nos. 333-162673 and 333-162678); and
  . Pruco Life's and PLNJ's Prudential Premier Advisor Variable Annuities (file nos. 333-162680 and 333-162676)

As previously discussed, the instant filings (a) include the Highest Daily Lifetime Income benefits in the body of a revised prospectus (rather than a supplement) and (b) merge in supplements issued subsequent to May 1, 2010 and some of the non-material changes planned for the May 1, 2011 prospectuses to be filed under Rule 485(b).

A summary of your comments, along with our proposed responses, follows (the page numbers refer to the page numbers of the typeset copy).

1. COMMENT: On the cover page, please list the date of the prospectus as January 24, 2011, and do not include the words "as supplemented."

RESPONSE: We have made that change throughout the prospectus.

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2. COMMENT: on the cover page, in the sub-section entitled the Sub-Accounts, please disclose that some Sub-accounts are not available with certain optional benefits and include a cross-reference to the prospectus section that discusses those limitations.

RESPONSE: We have done so.

3. COMMENT: On page 10, in the fee table for the underlying mutual funds, you asked that, for the funds as to which a fee waiver currently is in effect for less than one year from the present day, we set forth only the pre-waiver fund fees in the fee table. That is, the net fees must not appear in either the fee table or the footnotes thereto.

RESPONSE: We have modified the fee table accordingly.

4. COMMENT: On page 13, with respect to HD GRO II and GRO Plus II, we state that such benefits are "no longer available for new elections, except for Annuities issued with an application signed prior to January 24, 2011, subject to firm approval." You asked us to clarify the reference to "firm approval."

RESPONSE: on this page and elsewhere in the prospectus, we have revised the statement to read as follows: "no longer available for new elections, except for Annuities issued with an application signed prior to January 24, 2011, and subject to selling firm transition rules (i.e., regarding the closing date of the benefit)."

5. COMMENT: On page 49, the prospectus states that "no MVA Options are permitted if you elect any Optional Living Benefit." You questioned the accuracy of that statement.

RESPONSE: We have revised the sentence to read as follows: "No Long Term MVA Option is permitted if you elect any Optional Living Benefit."

6. COMMENT: On page 50, there appears a paragraph that begins "in the rider for this benefit, we use slightly different terms for the calculation described above." You thought this paragraph might be confusing, and recommended that it be deleted.

RESPONSE: We have deleted the paragraph here and also in the Spousal Highest Daily Lifetime section.

7. COMMENT: On page 52, in the paragraph that begins with "Highest Daily Lifetime Income does not affect your ability to take withdrawals . . ." you asked us to mention that a participant in the benefit could take a withdrawal exceeding the Annual Income Amount, and such a withdrawal could be deemed an excess withdrawal.

RESPONSE: We have added such a reference.

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8. COMMENT: On page 52, under the sub-heading entitled "Example of Proportional
Reductions", you asked us to employ the defined term "Excess Income", in lieu of simply the reference to "excess withdrawal."

RESPONSE: We have made that change here and in the counterpart Spousal Highest Daily Lifetime Income section.

9. COMMENT: On page 54, you asked us to add clarifying language to the Required Minimum Distribution example, to make it clearer how the $1000 in the example is derived.

RESPONSE: We have revised the section accordingly.

10. COMMENT: With regard to the changes highlighted in the prospectus appendices, you asked us to represent supplementally that any such revisions are permissible under the terms of the contracts/riders and prospectuses.

RESPONSE: We make that representation.

11. COMMENT: On page C-14, you asked us to revise the reference to "previously, we offered . . ." to refer instead to "if you had elected this benefit . . ." (or words to that effect).

RESPONSE: We have made that change throughout the prospectus.

12. COMMENT: you asked us to describe supplementally how existing annuity owners will be apprised of the changes set forth in the revised prospectus.

RESPONSE: A communication will be sent to in-force contract owners, apprising them of the introduction of the Highest Daily Lifetime Income benefits, and the closing of the Highest Daily Lifetime 6 Plus benefits, Highest Daily GRO II, and GRO Plus II.

13. COMMENT: you asked us to move the discussion of the Highest Daily Lifetime 6 Plus benefits to the body of the prospectus.

RESPONSE: We have done so.

14. COMMENT: In the section for Highest Daily Lifetime Income, in the first paragraph, we state that "[w]e reserve the right, in our sole discretion, to cease offering this benefit at any time." You asked us to discuss supplementally our legal basis for that reservation of right.

RESPONSE: We are under no legal obligation to offer a Highest Daily Lifetime Income benefit for a specified period of time. Indeed, nothing in the riders or base annuity contract sets forth an obligation to offer the benefit for any

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specified duration. Thus, as is the case with our optional benefits generally, we have the legal right to cease offering the Highest Daily Lifetime Income benefits at any time. Of course, our cessation of the offering of an optional benefit would not alter the contractual rights of an Annuity owner to whom an optional benefit already had been issued.

15. COMMENT: In the section for Highest Daily Lifetime Income, in the fourth paragraph, we state " . . . please see the applicable section in this prospectus." In addition, in the next paragraph, we refer to the 6 or 12 month DCA program. Finally, in the sub-section entitled Key Feature - Protected Withdrawal Value, we state " . . . see examples on the following pages." You asked us to include cross references to each section.

RESPONSE: We have included cross-references here and in the counterpart paragraphs of Spousal Highest Daily Lifetime Income.

16. COMMENT: You asked for supplemental verification that the dates in the mathematical examples for Highest Daily Lifetime Income and Spousal Highest Daily Lifetime Income are correct.

RESPONSE: we have reviewed these examples again and verified that they are correct.

17. COMMENT: In the signature section of the 485(a) filings, you noted that the signature line for the depositor (e.g., Pruco Life) is not in all CAPS, as is the case for the signature line for the separate account.

RESPONSE: to make it clearer that the depositor is signing both for its separate account and itself, we will revise the name of the depositor so that it appears in all CAPS.

We represent and acknowledge that:

  . the depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the instant filings; and
  . staff comments, or changes to disclosure in response to staff comments in the filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the instant filings; and
  . the depositor and the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

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In the instant filings, we include acceleration requests, seeking effectiveness on December 27, 2010. We appreciate your attention to these filings.

                                                  Sincerely,

                                                  /s/ C. Christopher Sprague
                                                  ------------------------------
                                                  C. Christopher Sprague